                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos     New York, New York   August 8, 2001
    _____________________  __________________   _________________
         [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     199

Form 13F Information Table Value Total:     $2,715,196,790


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon



























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

                                                KINGDON CAPITAL MANAGEMENT, LLC.
                                                            FORM 13F
                                                          June 30, 2001
  COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                          SHRS
                     TITLE                    MARKET      OR       SH/ PUT    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS      CUSIP      VALUE       PRN AMT  PRN CALL   DISCRETION     MGRS    SOLE    SHARED    NONE
--------------       --------      -----      -------     ------   --------   ----------     ----    ----------------------

3Com Corp.          Common Stock  88553510    3,756,830     766,700  SH        Shared-Other  1        SOLE
Abercrombie & Fitch Common Stock  00289620   18,912,500     425,000  SH        Shared-Other  1        SOLE
Adelphia Comm.
  Corp.             Common Stock  00684810   25,187,500     625,000  SH        Shared-Other  1        SOLE
Advanced Micro      Common Stock  00790310   10,108,000     350,000  SH        Shared-Other  1        SOLE
AH Belo Corp.       Common Stock  08055510    2,826,000     150,000  SH        Shared-Other  1        SOLE
Alcan Aluminum      Common Stock  01371610    2,101,000      50,000  SH        Shared-Other  1        SOLE
Allergan Inc.       Common Stock  01849010   17,100,000     200,000  SH        Shared-Other  1        SOLE
Alliance Gaming
  Corp.             Common Stock  01859P60    3,918,000     100,000  SH        Shared-Other  1        SOLE
Allied Waste        Common Stock  01958930   37,360,000   2,000,000  SH        Shared-Other  1        SOLE
Amazon.com Inc.     Common Stock  02313510    9,261,700     655,000  SH        Shared-Other  1        SOLE
American Int'l
  Group             Common Stock  02687410   17,200,000     200,000  SH        Shared-Other  1        SOLE
Ameripath Inc.      Common Stock  03071D10    6,044,577     210,100  SH        Shared-Other  1        SOLE
Amgen               Common Stock  03116210   45,082,500     750,000  SH        Shared-Other  1        SOLE
Andrx Corp.         Common Stock  03455310   38,450,000     500,000  SH        Shared-Other  1        SOLE
AntiGenics Inc      Common Stock  03703210    2,985,881     189,652  SH        Shared-Other  1        SOLE
AOL Time Warner     Common Stock  00184A10   53,000,000   1,000,000  SH        Shared-Other  1        SOLE
Apogent Tech. Inc.  Common Stock  03760A10    9,249,600     376,000  SH        Shared-Other  1        SOLE
Apple Computer Inc. Common Stock  03783310   23,250,000   1,000,000  SH        Shared-Other  1        SOLE
Applied Micro
  Circuits          Common Stock  03822W10    6,020,000     350,000  SH        Shared-Other  1        SOLE
Ariba Inc.          Common Stock  04033V10    8,251,408   1,522,400  SH        Shared-Other  1        SOLE
Art Tech. Group
  Inc.              Common Stock  04289L10    6,415,380   1,106,100  SH        Shared-Other  1        SOLE
ARV Assisted
  Living            Common Stock  00204C10    1,419,928     771,700  SH        Shared-Other  1        SOLE
Avery Dennison
  Corp.             Common Stock  05361110   22,972,500     450,000  SH        Shared-Other  1        SOLE
Avici Sys. Inc      Common Stock  05367L10    5,745,328     670,400  SH        Shared-Other  1        SOLE
Avnet Inc.          Common Stock  05380710    4,484,000     200,000  SH        Shared-Other  1        SOLE
Bally Total
  Fitness           Common Stock  05873K10   34,759,179   1,173,900  SH        Shared-Other  1        SOLE
Barrick Gold
  Corp.             Common Stock  06790110    7,575,000     500,000  SH        Shared-Other  1        SOLE




                                4




Berkshire Hathaway
  Inc.              Common Stock  08467010    6,940,000         100  SH        Shared-Other  1        SOLE
Best Buy Co. Inc.   Common Stock  08651610    7,838,368     123,400  SH        Shared-Other  1        SOLE
Biogen Inc.         Common Stock  09059710   40,725,000     750,000  SH        Shared-Other  1        SOLE
Biovail Corp.       Common Stock  09067J10   19,575,000     450,000  SH        Shared-Other  1        SOLE
BMC Jul 25 Puts     Options        5592195      310,000       1,000  PUTS      Shared-Other  1        SOLE
Bristol Myers
  Squibb            Common Stock  11012210   31,380,000     600,000  SH        Shared-Other  1        SOLE
Broadcom Corp.      Common Stock  11132010   16,247,000     385,000  SH        Shared-Other  1        SOLE
Cabletron Systems   Common Stock  12692010   12,624,625     552,500  SH        Shared-Other  1        SOLE
Calpine Corp.       Common Stock  13134710   27,896,400     738,000  SH        Shared-Other  1        SOLE
Celgene Corp.       Common Stock  15102010    8,767,515     303,900  SH        Shared-Other  1        SOLE
Cemex ADR           ADR           15129088    5,621,180     212,120  SH        Shared-Other  1        SOLE
Cendant Corp.       Common Stock  15131310   13,650,000     700,000  SH        Shared-Other  1        SOLE
Cephalon Inc.       Common Stock  15670810   35,250,000     500,000  SH        Shared-Other  1        SOLE
Ceridian Corp.      Common Stock  15677910   23,099,850   1,205,000  SH        Shared-Other  1        SOLE
Charter Comm.
  Inc.              Common Stock  16117M10   29,735,991   1,265,900  SH        Shared-Other  1        SOLE
Check Point
  Software          Common Stock  M2246510   27,060,007     535,100  SH        Shared-Other  1        SOLE
Circuit City
  Stores            Common Stock  17273710   32,400,000   1,800,000  SH        Shared-Other  1        SOLE
Coca Cola Co.       Common Stock  19121610   13,500,000     300,000  SH        Shared-Other  1        SOLE
Community Health
  Sys.              Common Stock  20366810    6,329,225     214,550  SH        Shared-Other  1        SOLE
Compaq              Common Stock  20449310   17,039,000   1,100,000  SH        Shared-Other  1        SOLE
CompuCredit Corp.   Common Stock  20478N10    5,507,202     500,200  SH        Shared-Other  1        SOLE
Computer Assoc.     Common Stock  20491210   19,620,000     545,000  SH        Shared-Other  1        SOLE
Costco Wholesale    Common Stock  22160K10    6,157,500     150,000  SH        Shared-Other  1        SOLE
Cummins Inc.        Common Stock  23102110    9,675,000     250,000  SH        Shared-Other  1        SOLE
CV Therapeutics     Common Stock  12666710   22,215,200     396,700  SH        Shared-Other  1        SOLE
Dell Computer       Common Stock  24702510   11,113,750     425,000  SH        Shared-Other  1        SOLE
DepoMed Inc.        Common Stock  24990810    2,000,000     237,473  SH        Shared-Other  1        SOLE
Deutsche Telekom
  ADR               ADR           25156610   22,450,000   1,000,000  SH        Shared-Other  1        SOLE
Dow Chemical        Common Stock  26054310   26,101,250     785,000  SH        Shared-Other  1        SOLE
DST Systems Inc.    Common Stock  23332610    5,270,000     100,000  SH        Shared-Other  1        SOLE
Eli Lilly & Co.     Common Stock  53245710   74,000,000   1,000,000  SH        Shared-Other  1        SOLE
EMC Corp.           Common Stock  26864810   17,430,000     600,000  SH        Shared-Other  1        SOLE
Emulex Corp.        Common Stock  29247520   10,075,000     250,000  SH        Shared-Other  1        SOLE
Enchira Biotech.
  Corp.             Common Stock  29251Q10      900,000   1,000,000  SH        Shared-Other  1        SOLE
Encompass Services  Common Stock  29255U10    5,027,215     561,700  SH        Shared-Other  1        SOLE
Enzon Inc.          Common Stock  29390410   44,837,756     719,130  SH        Shared-Other  1        SOLE
Exelon Corp.        Common Stock  30161N10   28,854,000     450,000  SH        Shared-Other  1        SOLE
Extreme Networks    Common Stock  30226D10   28,555,696     977,600  SH        Shared-Other  1        SOLE
Finisar Corp.       Common Stock  31787A10   10,695,000     575,000  SH        Shared-Other  1        SOLE
Fisher Scientific   Common Stock  33803220   19,018,200     655,800  SH        Shared-Other  1        SOLE

Flamel Tech.
  ADR               ADR           33848810    1,548,000     645,000  SH        Shared-Other  1        SOLE
Flir Systems Inc.   Common Stock  30244510    3,516,715     140,500  SH        Shared-Other  1        SOLE
Foundry Networks    Common Stock  35063R10   28,256,800   1,430,000  SH        Shared-Other  1        SOLE
FreeMarkets         Common Stock  35660210    5,985,000     300,000  SH        Shared-Other  1        SOLE
Fresenius D         Class D
                      Preferred
                      Stock       35802920       16,676     416,900  SH        Shared-Other  1        SOLE
Galileo Int'l Inc.  Common Stock  36354710   23,929,750     736,300  SH        Shared-Other  1        SOLE
Galyans Trading
  Co. Inc.          Common Stock  36458R10      306,000      15,000  SH        Shared-Other  1        SOLE
Gap Inc.            Common Stock  36476010    7,250,000     250,000  SH        Shared-Other  1        SOLE
Gemstar - TV Guide
  Int'l             Common Stock  36866W10   14,924,000     350,000  SH        Shared-Other  1        SOLE
General Motors
  Corp.             Common Stock  37044210   11,261,250     175,000  SH        Shared-Other  1        SOLE
Genzyme Gen. Div.   Common Stock  37291710   30,500,000     500,000  SH        Shared-Other  1        SOLE
Gilead Sciences
  Inc.              Common Stock  37555810   28,905,000     500,000  SH        Shared-Other  1        SOLE
Global Crossing     Common Stock  G3921A10    6,156,000     712,500  SH        Shared-Other  1        SOLE
GlobeSpan Inc.      Common Stock  37957110    4,487,553     309,700  SH        Shared-Other  1        SOLE
Goldman Sachs       Common Stock  38141G10   25,740,000     300,000  SH        Shared-Other  1        SOLE
GoTo.com Inc.       Common Stock  38348T10    7,740,000     400,000  SH        Shared-Other  1        SOLE
Grupo Iusacell
  ADR               ADR           40050B10    2,581,576     373,600  SH        Shared-Other  1        SOLE
Handspring Inc.     Common Stock  41029310    1,999,250     275,000  SH        Shared-Other  1        SOLE
Harmonic Inc.       Common Stock  41316010    3,290,000     350,000  SH        Shared-Other  1        SOLE
Health Mgmt. Sys.   Common Stock  42219M10      832,500     450,000  SH        Shared-Other  1        SOLE
Healthsouth Corp.   Common Stock  42192410    7,985,000     500,000  SH        Shared-Other  1        SOLE
Home Depot Inc.     Common Stock  43707610   39,567,500     850,000  SH        Shared-Other  1        SOLE
Homestake Mining
  Co.               Common Stock  43761410    7,750,000   1,000,000  SH        Shared-Other  1        SOLE
HomeStore.com Inc.  Common Stock  43785210    7,074,000     200,000  SH        Shared-Other  1        SOLE
Hotel Reservations
  Net.              Common Stock  44145110    1,657,182      35,800  SH        Shared-Other  1        SOLE
Housing Bank ADR    ADR           40400820      545,003      49,188  SH        Shared-Other  1        SOLE
Human Genome
  Science           Common Stock  44490310   12,050,000     200,000  SH        Shared-Other  1        SOLE
I2 Tech.            Common Stock  46575410    5,442,250     275,000  SH        Shared-Other  1        SOLE
ICN Pharm. Inc.     Common Stock  44892410    9,516,000     300,000  SH        Shared-Other  1        SOLE
Icos Corp.          Common Stock  44929510    3,076,500      50,000  SH        Shared-Other  1        SOLE
IDEC
  Pharmaceuticals   Common Stock  44937010   20,914,041     309,700  SH        Shared-Other  1        SOLE
Immunex Corp.       Common Stock  45252810   17,550,000   1,000,000  SH        Shared-Other  1        SOLE
Impax Laboratories  Common Stock  45256B10   10,545,107     864,353  SH        Shared-Other  1        SOLE
Infosys Tech. Ltd.  Common Stock  45678810    5,999,500      92,300  SH        Shared-Other  1        SOLE
Integrated Device
  Tech.             Common Stock  45811810   10,853,500     350,000  SH        Shared-Other  1        SOLE
Intel Corp.         Common Stock  45814010   40,880,000   1,400,000  SH        Shared-Other  1        SOLE

Interpublic Grp.
  of Co.            Common Stock  46069010    8,805,000     300,000  SH        Shared-Other  1        SOLE
Intersil Corp.      Common Stock  46069S10    8,775,000     250,000  SH        Shared-Other  1        SOLE
Interwoven Inc.     Common Stock  46114T10    5,874,440     347,600  SH        Shared-Other  1        SOLE
Intimate Brands
  Inc.              Common Stock  46115610   15,348,795   1,018,500  SH        Shared-Other  1        SOLE
Invitrogen Corp.    Common Stock  46185R10   13,994,000     200,000  SH        Shared-Other  1        SOLE
IVAX Corp.          Common Stock  46582310    7,134,075     182,925  SH        Shared-Other  1        SOLE
Jabil Circuit Inc.  Common Stock  46631310    9,258,000     300,000  SH        Shared-Other  1        SOLE
Johnson & Johnson   Common Stock  47816010   20,000,000     400,000  SH        Shared-Other  1        SOLE
JP Morgan Chase
  & Co.             Common Stock  46625H10   11,150,000     250,000  SH        Shared-Other  1        SOLE
Juniper Networks    Common Stock  48203R10   10,878,000     350,000  SH        Shared-Other  1        SOLE
Kinder Morgan Mgmt. Common Stock  49455U10   34,592,500     505,000  SH        Shared-Other  1        SOLE
Kmart Corp.         Common Stock  48258410   11,557,172   1,007,600  SH        Shared-Other  1        SOLE
Korea Telecom
  ADR               ADR           50063P10   16,485,000     750,000  SH        Shared-Other  1        SOLE
Kraft Foods Inc.    Common Stock  50075N10   26,350,000     850,000  SH        Shared-Other  1        SOLE
L3 Comm.            Common Stock  50242410   15,260,000     200,000  SH        Shared-Other  1        SOLE
Laboratory Corp.
  of Amer.          Common Stock  50540R40   26,915,000     350,000  SH        Shared-Other  1        SOLE
Lamar Advertising
  Co.               Common Stock  51281510    9,236,000     200,000  SH        Shared-Other  1        SOLE
Landamerica
  Financial         Common Stock  51493610    4,076,800     128,000  SH        Shared-Other  1        SOLE
Laser Mortgage      Common Stock  51806D10    2,444,274     612,600  SH        Shared-Other  1        SOLE
Level 3 Comm. Inc.  Common Stock  52729N10    4,072,500     750,000  SH        Shared-Other  1        SOLE
LifeF/X Units       Common Stock  53218N10       28,849      78,500  SH        Shared-Other  1        SOLE
LifePoint Hospitals Common Stock  53219L10    6,858,616     159,800  SH        Shared-Other  1        SOLE
Limited             Common Stock  53271610   17,075,072   1,033,600  SH        Shared-Other  1        SOLE
Lincare Holdings    Common Stock  53279110   16,671,300     546,600  SH        Shared-Other  1        SOLE
LSI Logic Corp.     Common Stock  50216110   31,020,000   1,650,000  SH        Shared-Other  1        SOLE
Luminent Inc.       Common Stock  55027R10    3,190,050     765,000  SH        Shared-Other  1        SOLE
Lyondell Chem. Co.  Common Stock  55207810   11,142,810     724,500  SH        Shared-Other  1        SOLE
Marriott Int'l Inc. Common Stock  57190320    1,183,500      25,000  SH        Shared-Other  1        SOLE
Marvell Tech.
  Group             Common Stock  G5876H10    6,605,000     250,000  SH        Shared-Other  1        SOLE
McData Corp.        Common Stock  58003110    5,355,000     267,750  SH        Shared-Other  1        SOLE
McDonald's Corp.    Common Stock  58013510   12,177,000     450,000  SH        Shared-Other  1        SOLE
Mediacom Comm.
  Corp.             Common Stock  58446K10    8,885,000     500,000  SH        Shared-Other  1        SOLE
Merck & Co.         Common Stock  58933110    6,391,000     100,000  SH        Shared-Other  1        SOLE
Microchip Tech.     Common Stock  59501710    9,912,000     300,000  SH        Shared-Other  1        SOLE
Nat'l Semi-
  conductor         Common Stock  63764010   10,192,000     350,000  SH        Shared-Other  1        SOLE
Navistar Int'l
  Corp.             Common Stock  63934E10   11,252,000     400,000  SH        Shared-Other  1        SOLE
NetIQ Corp          Common Stock  64115P10   10,458,560     333,500  SH        Shared-Other  1        SOLE
Netopia Inc.        Common Stock  64114K10    2,670,286     434,900  SH        Shared-Other  1        SOLE
Next Level Comm.    Common Stock  65333U10    4,833,885     726,900  SH        Shared-Other  1        SOLE

Niagara Mohawk
  Holdings          Common Stock  65352010   18,201,241   1,028,900  SH        Shared-Other  1        SOLE
Nx Networks Inc.    Common Stock  62947810       54,120      98,400  SH        Shared-Other  1        SOLE
ONI Systems Corp.   Common Stock  68273F10    9,765,000     350,000  SH        Shared-Other  1        SOLE
Openwave Systems
  Inc.              Common Stock  68371810    7,000,000     200,000  SH        Shared-Other  1        SOLE
Optical Comm.
  Products Inc.     Common Stock  68382T10    3,668,000     350,000  SH        Shared-Other  1        SOLE
Orion Power
  Holdings Inc.     Common Stock  68628610   16,667,000     700,000  SH        Shared-Other  1        SOLE
Pacific Sunwear     Common Stock  69487310      897,200      40,000  SH        Shared-Other  1        SOLE
Packaging Corp.
  of America        Common Stock  69515610   25,933,547   1,669,900  SH        Shared-Other  1        SOLE
Peabody Energy
  Corp.             Common Stock  70454910    4,093,750     125,000  SH        Shared-Other  1        SOLE
Peoplesoft Inc.     Common Stock  71271310   12,252,500     250,000  SH        Shared-Other  1        SOLE
Pharmacia Corp.     Common Stock  71713U10      206,775       4,500  SH        Shared-Other  1        SOLE
Phillip Morris      Common Stock  71815410   25,375,000     500,000  SH        Shared-Other  1        SOLE
Phoenix Companies
  Inc.              Common Stock  71902E10    9,300,000     500,000  SH        Shared-Other  1        SOLE
Plains Resources
  Inc.              Common Stock  72654050    2,618,400     109,100  SH        Shared-Other  1        SOLE
Pohang Iron & Steel
  ADR               ADR           73045010    9,651,954     489,450  SH        Shared-Other  1        SOLE
Precise Software
  Solution          Common Stock  M4145010    6,140,000     200,000  SH        Shared-Other  1        SOLE
Profit Recovery
  Grp.              Common Stock  74316810    7,224,180     633,700  SH        Shared-Other  1        SOLE
Protein Design
  Labs              Common Stock  74369L10   17,350,000     200,000  SH        Shared-Other  1        SOLE
Proton Energy Sys.
  Pref. C           Class C
                     Preferred
                     Stock        74371K10    2,200,720     285,715  SH        Shared-Other  1        SOLE
QLogic Corp.        Common Stock  74727710   19,464,000     300,000  SH        Shared-Other  1        SOLE
Quaker Oats Co.     Common Stock  74740210   13,769,625     150,900  SH        Shared-Other  1        SOLE
Quest Diagnostics   Common Stock  74834L10   14,970,000     200,000  SH        Shared-Other  1        SOLE
Qwest Comm. Int'l   Common Stock  74912110   39,040,750   1,225,000  SH        Shared-Other  1        SOLE
RadioShack Corp.    Common Stock  75043810   10,675,000     350,000  SH        Shared-Other  1        SOLE
Redback Networks    Common Stock  75720910    5,750,290     646,100  SH        Shared-Other  1        SOLE
Republic Services
  Inc.              Common Stock  76075910    8,104,755     408,300  SH        Shared-Other  1        SOLE
Research In Motion  Common Stock  76097510    4,800,000     150,000  SH        Shared-Other  1        SOLE
RPM Inc.            Common Stock  74968510    4,600,000     500,000  SH        Shared-Other  1        SOLE
Satyam Computer     Common Stock  80409810    5,063,400     580,000  SH        Shared-Other  1        SOLE
Schering Plough     Common Stock  80660510   36,240,000   1,000,000  SH        Shared-Other  1        SOLE
Scios Inc           Common Stock  80890510   12,500,000     500,000  SH        Shared-Other  1        SOLE
SGP Jul 40 Calls    Options       80660590        45,000      1,500  CALLS     Shared-Other  1        SOLE
SGP Jul 45 Calls    Options       80660590         7,500      1,500  CALLS     Shared-Other  1        SOLE
SmartForce ADR      ADR           83170A20     7,127,468    202,600  SH        Shared-Other  1        SOLE
Sorrento Networks   Common Stock  83586Q10     6,666,302    565,900  SH        Shared-Other  1        SOLE

Stratos Lightwave
  Inc.              Common Stock  86310010   10,860,600     944,400  SH        Shared-Other  1        SOLE
Sun Microsystems    Common Stock  86681010   20,410,000   1,300,000  SH        Shared-Other  1        SOLE
Sycamore Networks
  Inc.              Common Stock  87120610     7,415,415    796,500  SH        Shared-Other  1        SOLE
Target Corp.        Common Stock  87612E10     8,650,000    250,000  SH        Shared-Other  1        SOLE
Telefono Mexico
  ADR               ADR           87940378   12,281,500     350,000  SH        Shared-Other  1        SOLE
Tenet Healthcare
  Corp.             Common Stock  88033G10   10,318,000     200,000  SH        Shared-Other  1        SOLE
Thermo Electron
  Corp              Common Stock  88355610     7,707,000    350,000  SH        Shared-Other  1        SOLE
TIBCO Software Inc. Common Stock  88632Q10     8,963,900    702,500  SH        Shared-Other  1        SOLE
TMP Worldwide       Common Stock  87294110   35,778,000     600,000  SH        Shared-Other  1        SOLE
Transkaryotic
  Therapies         Common Stock  89373510   28,490,440     975,700  SH        Shared-Other  1        SOLE
Travelocity.com
  Inc.              Common Stock  89395310    6,170,000     200,000  SH        Shared-Other  1        SOLE
Triad Hospitals
  Inc.              Common Stock  89579K10    7,361,606     249,800  SH        Shared-Other  1        SOLE
Triquint Semi.      Common Stock  89674K10    6,675,000     300,000  SH        Shared-Other  1        SOLE
US Bancorp          Common Stock  90297330   13,555,492     594,800  SH        Shared-Other  1        SOLE
Verisign Inc.       Common Stock  92343E10   10,409,000     175,000  SH        Shared-Other  1        SOLE
Viacom Inc. Cl. B   Class B Stock 92552430   23,008,619     444,611  SH        Shared-Other  1        SOLE
Vignette Corp.      Common Stock  92673410    8,308,296     925,200  SH        Shared-Other  1        SOLE
Virata Corp.        Common Stock  92764610    4,957,838     419,800  SH        Shared-Other  1        SOLE
Waste Management
  Inc               Common Stock  94106L10   60,099,000   1,950,000  SH        Shared-Other  1        SOLE
Waters Corp.        Common Stock  94184810    8,283,000     300,000  SH        Shared-Other  1        SOLE
Yahoo Inc.          Common Stock  98433210    9,990,000     500,000  SH        Shared-Other  1        SOLE
Venator Group       Common Stock  92294410   20,411,730   1,334,100  SH        Shared-Other  1        SOLE

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